OBLIGATIONS OF LAW No. 14,182/2021	12 Months Ended
Dec. 31, 2022
OBLIGATIONS OF LAW No. 14,182/2021
OBLIGATIONS OF LAW No. 14,182/2021

NOTE 35 – OBLIGATIONS OF LAW No. 14,182/2021

Law No. 14,182/2021 determined the conditions for obtaining new concessions concerning electricity generation and establishing the following obligations of the subsidiaries Furnas, Eletronorte and Chesf: (i) payment to CDE and (ii) implementation of revitalization programs for river basins and projects in the Legal Amazon.

	Energy Development	River Basin
	Contribution	Revitalization	Total
Opening balance as of December 31, 2021	—	—	—
Addition	33,735,216	6,693,921	40,429,137
Inflation adjustment	197,580	23,017	220,597
Charges	1,097,038	187,023	1,284,061
Interest paid	(22,731)	—	(22,731)
Amortization of Principal	(5,251,610)	—	(5,251,610)
Final balance as of December 31, 2022	29,755,493	6,903,961	36,659,454

Current	597,722	874,940	1,472,662
Non - current	29,157,771	6,029,021	35,186,792

The installments of the obligations with CDE and Regeneration of River Basins have their maturities at present value, with 7.60% and 5.67% rate, respectively, scheduled as follows:

	Energy Development	River Basin
	Contribution [1]	Revitalization [2]	Total
2023	597,722	874,940	1,472,662
2024	1,103,180	826,989	1,930,169
2025	1,537,907	782,611	2,320,518
2026	1,905,729	740,615	2,646,344
2027	2,213,929	700,873	2,914,802
After 2027	22,397,026	2,977,933	25,374,959
	29,755,493	6,903,961	36,659,454

1. Final in 2047; and

2. Final in 2032.

In note 43.3.4, the flow of payments (future amounts) of the obligations of Law No. 14,182/2021, determined by CNPE Resolution 015/2021, monetarily restated by the IPCA, is demonstrated.

Accounting Policy

The obligations of Law No. 14,182/2021 (privatization of Eletrobras) were initially recognized from the amounts presented in CNPE Resolution 015/2021, as amended by CNPE Resolution 030/2021. Subsequently, these obligations are adjusted for accrued interest, monetary restatement (IPCA) and payments made.

The interest rates of the obligations were not presented directly in CNPE Resolution 015/2021, as a result, they were implicitly calculated from the present value of the obligations, the future flow of payments and the payment term.

The interest and monetary adjustments that have elapsed are recorded in the income statement, in the financial income group.